Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Industrials Portfolio
March 31, 2025
VCY-NPRT1-0525
1.814650.120
Common Stocks - 99.7%
	Shares	Value ($)
UNITED STATES - 99.7%
Industrials - 99.0%
Aerospace & Defense - 26.9%
Axon Enterprise Inc (a)	5,200	2,734,940
Boeing Co (a)	54,939	9,369,846
GE Aerospace	81,756	16,363,464
General Dynamics Corp	15,400	4,197,732
HEICO Corp Class A	13,300	2,805,901
Howmet Aerospace Inc	105,988	13,749,824
Loar Holdings Inc (b)	200	14,130
Rocket Lab USA Inc Class A (a)	16,100	287,868
RTX Corp	18,600	2,463,756
Standardaero Inc	1,100	29,304
TransDigm Group Inc	6,500	8,991,385
		61,008,150
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	4,700	481,280
Building Products - 9.2%
AZEK Co Inc/The Class A (a)	92,600	4,527,214
Carlisle Cos Inc	7,196	2,450,238
Johnson Controls International plc	39,364	3,153,450
Simpson Manufacturing Co Inc	16,430	2,580,824
Trane Technologies PLC	24,524	8,262,627
		20,974,353
Commercial Services & Supplies - 3.3%
Cintas Corp	13,200	2,712,996
Waste Connections Inc (United States)	25,000	4,879,750
		7,592,746
Construction & Engineering - 2.8%
Comfort Systems USA Inc	4,400	1,418,252
Quanta Services Inc	15,700	3,990,626
WillScot Holdings Corp	37,000	1,028,600
		6,437,478
Electrical Equipment - 12.7%
AMETEK Inc	39,300	6,765,102
Eaton Corp PLC	27,124	7,373,117
GE Vernova Inc	39,489	12,055,202
Regal Rexnord Corp	15,071	1,715,833
Vertiv Holdings Co Class A	15,700	1,133,540
		29,042,794
Ground Transportation - 10.1%
CSX Corp	24,336	716,208
Knight-Swift Transportation Holdings Inc	76,500	3,326,985
Old Dominion Freight Line Inc	20,300	3,358,635
Uber Technologies Inc (a)	77,600	5,653,936
Union Pacific Corp	29,700	7,016,328
XPO Inc (a)	27,200	2,926,176
		22,998,268
Industrial Conglomerates - 2.4%
3M Co	36,900	5,419,134
Machinery - 21.8%
Allison Transmission Holdings Inc	8,600	822,762
Caterpillar Inc	7,900	2,605,420
Chart Industries Inc (a)	13,480	1,945,973
Deere & Co	16,800	7,885,080
Dover Corp	37,140	6,524,755
Ingersoll Rand Inc	102,032	8,165,621
ITT Inc	47,100	6,083,436
Parker-Hannifin Corp	15,680	9,531,088
RBC Bearings Inc (a)	1,400	450,478
Westinghouse Air Brake Technologies Corp	31,800	5,766,930
		49,781,543
Professional Services - 2.7%
KBR Inc	47,100	2,346,051
Leidos Holdings Inc	27,828	3,755,110
		6,101,161
Trading Companies & Distributors - 6.9%
Core & Main Inc Class A (a)	59,400	2,869,614
FTAI Aviation Ltd	23,600	2,620,308
United Rentals Inc	7,900	4,950,930
Watsco Inc	4,500	2,287,350
WW Grainger Inc	3,064	3,026,711
		15,754,913
Materials - 0.7%
Construction Materials - 0.7%
Eagle Materials Inc	7,632	1,693,769
TOTAL UNITED STATES		227,285,589
TOTAL COMMON STOCKS (Cost $168,605,731)		227,285,589

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	1,099,615	1,099,835
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	6,749	6,750
TOTAL MONEY MARKET FUNDS (Cost $1,106,585)			1,106,585

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $169,712,316)	228,392,174
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(368,748)
NET ASSETS - 100.0%	228,023,426

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,376,385	14,671,755	15,948,305	15,114	-	-	1,099,835	1,099,615	0.0%
Fidelity Securities Lending Cash Central Fund	33,599	1,472,051	1,498,900	15	-	-	6,750	6,749	0.0%
Total	2,409,984	16,143,806	17,447,205	15,129	-	-	1,106,585

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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